Loans and advances to banks - Schedule of loans and advances to banks (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Loans And Advances To Banks [Table]
Loans and advances to banks gross	€ 23,614	€ 25,387
Loan loss provisions	(22)	(23)
Loans and advances to banks	23,592	25,364	€ 35,136
Netherlands [member]
Disclosure Of Loans And Advances To Banks [Table]
Loans and advances to banks gross	7,019	7,442
Loan loss provisions	(10)	(10)
Loans and advances to banks	7,010	7,432
Rest of the world [member]
Disclosure Of Loans And Advances To Banks [Table]
Loans and advances to banks gross	16,595	17,945
Loan loss provisions	(13)	(13)
Loans and advances to banks	€ 16,582	€ 17,933